Note 9 - Other Borrowings (Detail) - Other Borrowings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank borrowings	$ 17,500,000	$ 27,564,985
Customer repurchase agreements with an average outstanding rate of .17% at December 31, 2012 and .17% at December 31, 2011	5,057,220	5,215,978
Total other borrowings	22,557,220	32,780,963
Secured Note at 2.18% [Member]
Federal Home Loan Bank borrowings		5,000,000
Secured Note at 4.25% [Member]
Federal Home Loan Bank borrowings		5,000,000
Secured Note at 4.2% [Member]
Federal Home Loan Bank borrowings	10,000,000	10,000,000
Secured Note at 3.95% [Member]
Federal Home Loan Bank borrowings	7,500,000	7,500,000
Advances Secured by Individual Residential Mortgages under Blanket Agreement [Member]
Federal Home Loan Bank borrowings		$ 64,985